Cover	Oct. 11, 2022
Cover [Abstract]
Entity Registrant Name	Green Planet Bioengineering Co. Limited
Entity Central Index Key	0001392449
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Oct. 11, 2022
Entity File Number	000-52622
Entity Incorporation State Country Code	FL
Entity Tax Identification Number	37-1532842
Entity Address Address Line 1	20807 Biscayne Blvd
Entity Address Address Line 2	#203
Entity Address City Or Town	Aventura
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33180
City Area Code	786
Local Phone Number	279-2900